Long-term Investments - Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying amount and fair value of the marketable security
Cost Basis	$ 142,000	$ 142,000
Gross Unrealized Gains	16,090	0
Gross Unrealized Losses	0	(5,168)
Fair Value	158,090	136,832
Didi
Carrying amount and fair value of the marketable security
Cost Basis	142,000	142,000
Gross Unrealized Gains	16,090	0
Gross Unrealized Losses	0	(5,168)
Fair Value	$ 158,090	$ 136,832